Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2020